Loans and Related Allowance for Credit Losses (Impaired Loans and Related Interest Income by Loan Portfolio Class) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	$ 238	$ 48	$ 127
Impaired Loans with No Allowance: Interest Income Recognized	25	1
Impaired Loans with No Allowance: Cash Basis Interest Income		2
Commercial Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	2,058	2,141	2,345
Impaired Loans with No Allowance: Interest Income Recognized	45	62	96
Impaired Loans with No Allowance: Cash Basis Interest Income	27	49	24
Impaired Loans with Allowance: Average Recorded Investment		119
Average Recorded Investment, Total			119
Construction Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	168	420	1,254
Impaired Loans with No Allowance: Interest Income Recognized			2
Impaired Loans with No Allowance: Cash Basis Interest Income			6
Impaired Loans with Allowance: Average Recorded Investment		739	838
Average Recorded Investment, Total	238	48	127
Interest Income Recognized, Total	25	1
Cash Basis Interest Income, Total		2
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	2,846	3,205	1,920
Impaired Loans with No Allowance: Interest Income Recognized	27	76	64
Impaired Loans with No Allowance: Cash Basis Interest Income	36	71	24
Impaired Loans with Allowance: Average Recorded Investment	448	631	1,253
Impaired Loans with Allowance: Cash Basis Interest Income		5	7
Average Recorded Investment, Total	2,058	2,260	2,464
Interest Income Recognized, Total	45	62	96
Cash Basis Interest Income, Total	27	$ 49	$ 24
Acquired with Credit Deterioration [Member] | Commercial Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	53
Acquired with Credit Deterioration [Member] | Construction Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	417
Acquired with Credit Deterioration [Member] | Mortgage Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment, Total	$ 417